Report of Directors Corporate Governance - Assessment of LTI awards (Details) $ in Billions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
CET1 capital ratio	14.90%
Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	16.00%
Long-term incentive awards | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	14.00%
Long-term incentive awards | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	18.00%
Average RoTE with CET1 underpin | Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	40.00%
2023-2025 LTI | Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	13.30%
Average RoTE target with CET1 underpin	14.30%
Average RoTE assessment with CET1 underpin	30.80%
Average RoTE outcome with CET1 underpin	7.69%
Capital reallocation to Asia (with CET1 underpin)	44.80%
Capital reallocation to Asia target (with CET1 underpin)	50.50%
Capital reallocation to Asia assessment (with CET1 underpin)	0.00%
Capital reallocation to Asia outcome (with CET1 underpin)	0.00%
Carbon reduction (own emissions)	84.90%
Carbon reduction target (own emissions)	68.00%
Carbon reduction assessment (own emissions)	100.00%
Carbon reduction outcome (own emissions)	12.50%
Sustainable finance and investment target	$ 700
Sustainable finance and investment actual	49600000000000.00%
Sustainable finance and investment assessment	0.00%
Sustainable finance and investment outcome	0.00%
Relative TSR assessment	100.00%
Relative TSR outcome	25.00%
Total	45.19%
CET1 capital ratio	14.90%
2023-2025 LTI | Long-term incentive awards | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	13.00%
Capital reallocation to Asia (with CET1 underpin)	49.00%
Carbon reduction (own emissions)	64.00%
Sustainable finance and investment	$ 588
2023-2025 LTI | Long-term incentive awards | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	15.50%
Capital reallocation to Asia (with CET1 underpin)	52.00%
Carbon reduction (own emissions)	72.00%
Sustainable finance and investment	$ 756
2023-2025 LTI | Average RoTE with CET1 underpin | Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	25.00%
2023-2025 LTI | Capital reallocation to Asia | Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	25.00%
2023-2025 LTI | Transition to net zero | Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	25.00%
2023-2025 LTI | Relative TSR | Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	25.00%